Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	$ 4,705,084	$ 1,723,010
Less: accumulated amortization	(485,063)	(222,746)
Intangible assets, net	4,220,021	1,500,264
Self-developed software [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	95,626	95,106
Acquired ERP system [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	$ 4,609,458	$ 1,627,904